MML SERIES INVESTMENT FUND
MML American Funds International Fund
Supplement dated December 22, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective immediately, the information related to Jesper Lyckeus for the American Funds Insurance Series — International Fund (the “Master International Fund”) found under the heading Portfolio Managers of the Master Fund in the section titled Management (page 50 of the Prospectus) is hereby removed.
Effective immediately, the information related to Jesper Lyckeus found on page 80 of the Prospectus under the heading American Funds Insurance Series-International Fund Team Members in the section titled Management of the Master-Feeder Fund and Master Funds is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-21-01
AFI-21-01

MML SERIES INVESTMENT FUND
MML American Funds International Fund
Supplement dated December 22, 2021 to the
Statement of Additional Information dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the information related to Jesper Lyckeus of Capital Research and Management Company found in the table on page B-73 under the heading Portfolio Managers to the Master Funds in the section titled Investment Advisory and Other Service Agreements is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-21-01